Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 118,576	$ 133,797	$ 137,900
Cash paid for purchases of intangible assets	40,990	34,324	$ 19,388
Intangible assets additions	32,159	15,527
Disposals of goodwill	5,682	0
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	3,300	5,800
Current Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	25,800	12,000
Accruals
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	4,200
Prepayments
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	2,200	3,500
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	$ 11,900	$ 16,500